SHARE-BASED PAYMENT - Summary of share-based payment plan (Equity-settled) (Detail) - Equity-settled plans [member]	12 Months Ended
Dec. 31, 2022
Regular [Member] | Performance Stocks [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	3 years
Percentage of Achievement to Calculate Fair Value	100.00%
Regular [Member] | Performance Stocks [Member] | Bottom of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	0.00%
Regular [Member] | Performance Stocks [Member] | Top of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	150.00%
Partners [Member] | Performance Stocks [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	5 years
Rumo S A [member] | Invest [Member] | Restricted Stocks [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	5 years
Percentage of Long Term Incentive Program whichIs Equivalent to Restricted Shares	25.00%
Rumo S A [member] | Special [Member]
Vesting Conditions [Abstract]
Period of Continued Employment Under Service Conditions	3 years
Percentage of Achievement to Calculate Fair Value	100.00%
Rumo S A [member] | Special [Member] | Bottom of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	0.00%
Rumo S A [member] | Special [Member] | Top of range [member]
Vesting Conditions [Abstract]
Percentage of Achievement Of Specific Metrics	150.00%